Corporate aircraft capital lease (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) payments	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Maturity date	Oct. 05, 2016
Capital lease obligations, net of current maturities	$ 18,111,007		$ 23,499,642
Current maturities of capital lease obligations	3,065,612		$ 3,010,201
Total capital lease obligations	$ 21,176,619
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt term	8 years
Maturity date	Sep. 15, 2021
Number of payments | payments	32
Quarterly payment amount	$ 1,426,435
Payment for deposit on aircraft		$ 6,700,000
Effective interest rate	10.47%